SCHEDULE OF BREAKDOWN BALANCES DUE TO RELATED PARTIES (Details) (Parenthetical) - USD ($)	Dec. 19, 2024	Dec. 10, 2024	Dec. 09, 2024	Oct. 01, 2022	Mar. 31, 2026	Jun. 30, 2025
Mr Jack Wong [Member]
Special bonus			$ 1,250,000
Purchase of Property	$ 857,500	$ 857,500		$ 857,500
Borneo Eco Food Sdn Bhd [Member]
Equity holding percentage					12.95%	13.40%
Borneo Energy Sdn Bhd [Member]
Equity holding percentage					12.95%	13.40%
SB Supplies Logistics Sdn Bhd [Member]
Equity holding percentage					12.95%	13.40%
Uniti Mart Sdn Bhd [Member]
Equity holding percentage						13.40%
SB Resorts Sdn Bhd [Member]
Equity holding percentage					12.95%	13.40%
Borneo Oil Corporation Sdn [Member]
Equity holding percentage					12.95%	13.40%
Taipan International Limited [Member]
Equity holding percentage					7.74%	15.40%
Borneo Oil Berhad [Member]
Equity holding percentage					12.95%	7.80%
Victoria Capital Sdn Bhd [Member]
Equity holding percentage					0.20%	0.20%
J Ambrose Partners [Member]
Equity holding percentage					1.535%	1.60%